Assets and Liabilities Classified as Held for Sale - Summary of Major Classes of Assets and Liabilities been Classified as Held for Sale (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents	$ 42,381	$ 101,757	$ 101,757	$ 214,888
Property, plant and equipment	2,879	1,334		1,801
Right-of-use assets	10,135	2,572		5,229
Assets held for sale	242,587	238,814		288,834
Liabilities directly associated with the assets held for sale	$ 184,567	190,455		$ 115,037
Classification of assets as held for sale [member]
Disclosure of Detailed Information About Assets and Liabilities Classified as Held for Sale [Line Items]
Cash and cash equivalents		577
Prepayments and contract assets		1,125
Property, plant and equipment		621
Right-of-use assets		629
Trade and other receivables		330
Assets held for sale		3,282
Classification of liabilities as held for sale [member]
Disclosure of Detailed Information About Assets and Liabilities Classified as Held for Sale [Line Items]
Accruals and provisions		813
Lease liabilities		607
Trade and other payables		402
Liabilities directly associated with the assets held for sale		$ 1,822